Netting Arrangements for Certain Financial Instruments and Securities Financing Activities (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Maturities by Category of Collateral Pledged for Repurchase Agreements and Securities Loaned Transactions

The following table summarizes the maturities by category of collateral pledged for repurchase agreements and securities loaned transactions:

(Dollars in Millions)	Overnight and Continuous	Less Than 30 Days	Total

December 31, 2017
Repurchase agreements
U.S. Treasury and agencies	$25	$–	$25
Residential agency mortgage-backed securities	644	30	674
Corporate debt securities	104	–	104
Total repurchase agreements	773	30	803
Securities loaned
Corporate debt securities	111	–	111
Total securities loaned	111	–	111
Gross amount of recognized liabilities	$884	$30	$914

December 31, 2016
Repurchase agreements
U.S. Treasury and agencies	$60	$–	$60
Residential agency mortgage-backed securities	681	30	711
Corporate debt securities	30	–	30
Total repurchase agreements	771	30	801
Securities loaned
Corporate debt securities	223	–	223
Total securities loaned	223	–	223
Gross amount of recognized liabilities	$994	$30	$1,024

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Assets But Available for Offset in Event of Default

The following tables provide information on the Company’s netting adjustments, and items not offset on the Consolidated Balance Sheet but available for offset in the event of default:

	Gross Recognized Assets	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)				Financial Instruments(b)	Collateral Received(c)	Net Amount

December 31, 2017
Derivative assets(d)	$1,759	$(652)	$1,107	$(110)	$(5)	$992
Reverse repurchase agreements	24	–	24	(24)	–	–
Securities borrowed	923	–	923	–	(896)	27
Total	$2,706	$(652)	$2,054	$(134)	$(901)	$1,019

December 31, 2016
Derivative assets(d)	$2,122	$(984)	$1,138	$(78)	$(10)	$1,050
Reverse repurchase agreements	77	–	77	(60)	(17)	–
Securities borrowed	944	–	944	(10)	(909)	25
Total	$3,143	$(984)	$2,159	$(148)	$(936)	$1,075
(a)	Includes $50 million and $210 million of cash collateral related payables that were netted against derivative assets at December 31, 2017 and 2016, respectively.
(b)	For derivative assets this includes any derivative liability fair values that could be offset in the event of counterparty default; for reverse repurchase agreements this includes any repurchase agreement payables that could be offset in the event of counterparty default; for securities borrowed this includes any securities loaned payables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities received by the Company from the counterparty. These securities are not included on the Consolidated Balance Sheet unless the counterparty defaults.
(d)	Excludes $723 million and $848 million at December 31, 2017 and 2016, respectively, of derivative assets not subject to netting arrangements or where uncertainty exists regarding legal enforceability of the netting arrangements.

Information on Company's Accounting Netting Adjustments and Items Not Offset in Consolidated Balance Sheet Liabilities But Available for Offset in Event of Default

	Gross Recognized Liabilities	Gross Amounts Offset on the Consolidated Balance Sheet(a)	Net Amounts Presented on the Consolidated Balance Sheet	Gross Amounts Not Offset on the Consolidated Balance Sheet
(Dollars in Millions)				Financial Instruments(b)	Collateral Pledged(c)	Net Amount

December 31, 2017
Derivative liabilities(d)	$1,629	$(1,130)	$499	$(110)	$–	$389
Repurchase agreements	803	–	803	(24)	(779)	–
Securities loaned	111	–	111	–	(110)	1
Total	$2,543	$(1,130)	$1,413	$(134)	$(889)	$390

December 31, 2016
Derivative liabilities(d)	$1,951	$(1,185)	$766	$(78)	$–	$688
Repurchase agreements	801	–	801	(60)	(741)	–
Securities loaned	223	–	223	(10)	(211)	2
Total	$2,975	$(1,185)	$1,790	$(148)	$(952)	$690
(a)	Includes $528 million and $411 million of cash collateral related receivables that were netted against derivative liabilities at December 31, 2017 and 2016, respectively.
(b)	For derivative liabilities this includes any derivative asset fair values that could be offset in the event of counterparty default; for repurchase agreements this includes any reverse repurchase agreement receivables that could be offset in the event of counterparty default; for securities loaned this includes any securities borrowed receivables that could be offset in the event of counterparty default.
(c)	Includes the fair value of securities pledged by the Company to the counterparty. These securities are included on the Consolidated Balance Sheet unless the Company defaults.
(d)	Excludes $738 million and $908 million at December 31, 2017 and 2016, respectively, of derivative liabilities not subject to netting arrangements or where uncertainty exists regarding legal enforceability of the netting arrangements.